CASH, CASH EQUIVALENTS AND RESTRICTED CASH (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
CASH, CASH EQUIVALENTS AND RESTRICTED CASH
Cash and cash equivalents	$ 18,210	¥ 118,821		¥ 157,600	¥ 211,436
Restricted cash	126	824			30,072
Total cash, cash equivalents, and restricted cash shown in the unaudited condensed consolidated statements of cash flows	$ 18,336	¥ 119,645	$ 24,151	¥ 157,600	¥ 241,508	¥ 197,653